OMB APPROVAL
OMB Number: 3235-0578
Expires: March 31, 2019
Estimated average burden
hours per response... 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Pear Tree Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey
Pear Tree Funds
55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant's telephone number)

Date of fiscal year end:  March 31
Date of reporting period: June 30, 2017

Item 1. Schedule of Investments

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2017

Common Stock - 97.5%
	Shares	Value
AIRLINES - 1.7%
Spirit Airlines, Inc. (a)	38,998	$2,014,247

AUTO COMPONENTS - 2.0%
Motorcar Parts of America, Inc. (a)	83,806	2,366,681

BANKS - 23.6%
Ameris Bancorp	87,700	4,227,140
Brookline Bancorp, Inc.	156,000	2,277,600
Bryn Mawr Bank Corporation	54,146	2,301,205
Central Pacific Financial Corporation	83,883	2,639,798
CoBiz Financial, Inc.	103,909	1,808,016
Colony Bankcorp, Inc.	154,884	2,121,911
Dime Community Bancshares, Inc.	96,900	1,899,240
F.N.B. Corporation	117,880	1,669,181
International Bancshares Corporation	60,700	2,127,535
OFG Bancorp	163,300	1,633,000
Pinnacle Financial Partners, Inc.	73,495	4,615,467
		27,320,093
BUILDING PRODUCTS - 2.0%
NCI Building Systems, Inc. (a)	140,244	2,342,075

CAPITAL MARKETS - 1.5%
Hercules Capital, Inc.	133,995	1,774,094

CHEMICALS - 3.0%
Ferro Corporation (a)	188,035	3,439,160

COMMUNICATIONS EQUIPMENT - 2.0%
Bel Fuse, Inc. Class B	96,000	2,371,200

CONSTRUCTION MATERIALS - 1.9%
U.S. Concrete, Inc. (a)	27,860	2,188,403

ELECTRIC UTILITIES - 2.2%
ALLETE, Inc.	35,400	2,537,472

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.9%
DuPont Fabros Technology, Inc.	49,205	3,009,378
Education Realty Trust, Inc.	48,957	1,897,084
EPR Properties	43,410	3,119,877
Physicians Realty Trust	115,622	2,328,627
Select Income Reit	45,722	1,098,699
		11,453,665
HEALTH CARE EQUIPMENT & SUPPLIES - 4.9%
Computer Programs and Systems, Inc. (b)	96,450	3,163,560
Natus Medical, Inc. (a)	66,220	2,470,006
		5,633,566
INSURANCE - 1.9%
United Insurance Holdings Corporation	142,751	2,245,473

Internet Software & Services - 2.5%
Web.com Group, Inc. (a)	112,600	2,848,780

IT SERVICES - 4.1%
Alliance Data Systems Corporation	2,255	578,836
Cardtronics, Inc. (a)	46,183	1,517,573
EVERTEC Inc	154,600	2,674,580
		4,770,989
LIFE SCIENCES TOOLS & SERVICES - 3.7%
Cambrex Corporation (a)	21,397	1,278,471
VWR Corporation	89,400	2,951,094
		4,229,565
MACHINERY - 3.9%
Exco Technologies Limited	251,400	2,068,132
Greenbrier Companies, Inc. (The) (b)	52,500	2,428,125
		4,496,257
MEDIA - 6.9%
Cinemark Holdings, Inc.	48,191	1,872,220
Entravision Communications Corporation, Class A	436,364	2,880,003
National CineMedia, Inc.	147,295	1,092,929
Regal Entertainment Group (b)	106,911	2,187,399
		8,032,551
OIL, GAS & CONSUMABLE FUELS - 1.3%
Diamondback Energy, Inc. (a)	16,670	1,480,463

PHARMACEUTICALS - 2.5%
Phibro Animal Health Corporation	76,800	2,845,440

PROFESSIONAL SERVICES - 2.0%
Kforce, Inc.	119,694	2,346,002

ROAD & RAIL - 2.2%
Swift Transportation Company (a)	95,965	2,543,073

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
Integrated Device Technology, Inc. (a)	107,839	2,781,168
Microsemi Corporation (a)	34,728	1,625,270
		4,406,438

SPECIALTY RETAIL - 1.7%
Asbury Automotive Group, Inc. (a)	35,546	2,010,126

TEXTILES & APPAREL & LUXURY GOODS -2.5%
Deckers Outdoor Corporation (a)	42,000	2,866,920

TRADING COMPANIES & DISTRIBUTORS - 3.8%
Air Lease Corporation	64,000	2,391,040
WESCO International, Inc. (a)	34,300	1,965,390
		4,356,430

TOTAL COMMON STOCK
(Cost $ 82,009,245 )		112,919,163

SHORT TERM INVESTMENTS - 2.5%
	Par Value	Value
Money Market -2.5%
State Street Bank Institutional U.S. Government Money Market Fund	$2,853,727	$2,853,727
(Cost $ 2,853,727)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.0%
(Cost $ 84,862,972)		115,772,890

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 6.9%

Money Market - 6.9%
BlackRock FedFund (Institutional Shares)		8,036,240
(Cost $ 8,036,240)

TOTAL INVESTMENTS - 106.9%		123,809,130
(Cost $ 92,899,212 )
OTHER ASSETS & LIABILITIES (NET) - (6.9)%		(7,941,179)
NET ASSETS - 100%		$ 115,867,951

(a) Non-income producing security
(b)	All or a portion of this security was out on loan.
(c)	At June 30, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 84,984,795 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$32,356,673
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(1,568,577)

Net unrealized appreciation / (depreciation)		$30,788,096

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		27.0%
Industrials		15.6%
Consumer Discretionary		13.2%
Information Technology		12.4%
Health Care		11.0%
Real Estate		9.9%
Materials		4.9%
Utilities		2.2%
Energy		1.3%
Cash and Other Assets (Net)		2.5%
		100.0%

Pear Tree Polaris Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2017:
		Quoted Prices	Significant Other	Significant	Market Value at
Small Cap		In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2017
		Level 1	Level 2	Level 3	Total
Common Stock *		$101,465,498	$-	$-	$101,465,498
Real Estate Investment Trusts		11,453,665	-	-	11,453,665
Short Term Investments		10,889,967	-	-	10,889,967
Total		$123,809,130	$0	$-	$123,809,130

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Small Cap Fund had no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2017

Common Stock - 99.0%

	Shares	Value
AEROSPACE & DEFENSE - 1.8%
United Technologies Corporation	17,943	2,191,019

BEVERAGES - 2.1%
Coca-Cola Company (The)	57,449	2,576,587

CHEMICALS - 1.7%
Monsanto Company	18,325	2,168,947

COMMUNICATIONS EQUIPMENT - 3.2%
QUALCOMM Incorporated	50,530	2,790,267
Schlumberger Limited	17,423	1,147,130
		3,937,397
COMPUTERS & PERIPHERALS - 5.5%
Apple, Inc.	42,641	6,141,157
Teradata Corporation (a)	20,927	617,137
		6,758,294
DISTRIBUTORS - 0.3%
Genuine Parts Company	4,003	371,318

DIVERSIFIED FINANCIAL SERVICES - 3.1%
American Express Company	45,142	3,802,762

ELECTRICAL EQUIPMENT - 2.6%
Emerson Electric Co.	25,005	1,490,798
Honeywell International Inc.	7,162	954,623
Rockwell Automation, Inc.	4,479	725,419
		3,170,840
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Amphenol Corporation	7,357	543,094

FOOD PRODUCTS - 6.9%
Nestle, S.A. (c)	29,702	2,590,014
Unilever N.V. (b)(c)	52,777	2,916,985
Unilever plc (c)	55,376	2,996,949
		8,503,948
FOOD STAPLES & DRUG RETAILING - 2.9%
Costco Wholesale Corporation	11,992	1,917,881
CVS Caremark Corporation	10,279	827,048
PepsiCo, Inc.	6,857	791,915
		3,536,844
HEALTH CARE EQUIPMENT & SUPPLIES - 5.9%
Becton, Dickinson and Company	5,325	1,038,961
Intuitive Surgical, Inc. (a)	466	435,882
Medtronic plc	39,041	3,464,889
Stryker Corporation	11,032	1,531,021
Zimmer Holdings, Inc.	6,182	793,769
		7,264,522
HEALTH CARE PROVIDERS & SERVICES - 6.3%
Anthem, Inc.	3,345	629,295
Cerner Corporation (a)	11,729	779,627
Humana Inc.	4,665	1,122,492
UnitedHealth Group, Inc.	28,560	5,295,595
		7,827,009
HOTELS, RESTAURANTS & LEISURE - 2.5%
Compass Group PLC (c)	55,814	1,198,336
McDonald's Corporation	12,262	1,878,048
		3,076,384
HOUSEHOLD PRODUCTS - 1.2%
Reckitt Benckiser Group plc	14,926	1,527,676

INDUSTRIAL CONGLOMERATES - 3.2%
3M Company	19,232	4,003,910

INTERNET SOFTWARE & SERVICES - 7.2%
Alphabet Inc. A (a)	5,668	5,269,426
Alphabet Inc. C (a)	4,057	3,686,718
		8,956,144
IT CONSULTING & SERVICES - 4.6%
Accenture plc	22,939	2,837,096
Automatic Data Processing, Inc.	2,783	285,146
Cognizant Technology Solutions Corporation (a)	38,151	2,533,226
		5,655,468
MACHINERY - 1.4%
Illinois Tool Works, Inc.	12,475	1,787,044

PHARMACEUTICALS & BIOTECHNOLOGY - 8.0%
Abbott Laboratories	47,651	2,316,315
Eli Lilly and Company	9,877	812,877
Johnson & Johnson	39,677	5,248,870
Novartis AG (c)	7,861	656,158
Pfizer Inc.	26,140	878,043
		9,912,263
RETAILING - 0.4%
TJX Companies, Inc. (The)	7,539	544,090

SEMICONDUCTOR EQUIPMENTS & PRODUCTS - 2.8%
Analog Devices, Inc.	10,239	796,594
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	54,603	1,908,921
Texas Instruments, Inc.	10,549	811,535
		3,517,050
SOFTWARE & SERVICES - 17.1%
Cisco Systems, Inc.	98,357	3,078,574
Intuit Inc.	3,972	527,521
MasterCard Incorporated	9,604	1,166,406
Microsoft Corporation	126,248	8,702,275
Oracle Corporation	138,546	6,946,696
SAP AG (c)	7,403	774,872
		21,196,344
TEXTILES & APPAREL - 2.5%
LVMH Moët Hennessy-Louis Vuitton S.A. (c)	28,000	1,406,160
Nike, Inc. B	17,216	1,015,744
V.F. Corporation	11,651	671,098
		3,093,002
TOBACCO - 5.1%
British American Tobacco plc (b)(c)	39,373	2,698,625
Philip Morris International, Inc.	30,764	3,613,232
		6,311,857
TRADING COMPANIES & DISTRIBUTION - 0.3%
W.W. Grainger, Inc.	1,795	324,051

TOTAL COMMON STOCK		122,557,864
(Cost $97,643,411)

Short Term Investments - 0.9%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	1,119,220	$1,119,220
.05%, 07/03/17, (Dated 06/30/17), Collateralized by 1,135,000 par
U.S. Treasury Note-1.625% due 04/30/2019,
Market Value $1,143,295.72, Repurchase Proceeds $1,119,224.87
(Cost $1,119,220)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 99.9%
(Cost $98,762,631)		123,677,084

Money Market - 4.5%
BlackRock FedFund (Institutional Shares)
(Cost $5,583,368)	5,583,368	5,583,368

TOTAL INVESTMENTS 104.4%		$129,260,452
(Cost $104,345,999)
OTHER ASSETS & LIABILITIES (NET) - (4.4%)		(5,446,996)
NET ASSETS - 100%		$123,813,456

(a) Non-Income producing security
(b) All or a portion of this security is out on loan
(c) ADR - American Depositary Receipts
(d) At June 30, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 98,935,235 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$26,158,609
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(1,416,760)

Net unrealized appreciation / (depreciation)		$24,741,849

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology		40.8%
Health Care		20.2%
Consumer Staples		18.2%
Industrials		9.3%
Consumer Discretionary		5.7%
Financials		3.1%
Materials		1.7%
Cash + other assets (net)		1.0%
		100.0%

Pear Tree Quality Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2017:

		Quoted Prices	Significant Other	Significant	Market Value at
Quality		In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2017
		Level 1	Level 2	Level 3	Total
Common Stock *		$105,410,844	$-	$-	$105,410,844
Depository Receipts		17,147,020	-	-	17,147,020
Short Term Investments		5,583,368	1,119,220	-	6,702,588
Total		$128,141,232	$1,119,220	$-	$129,260,452

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Quality Fund transferred $1,527,676 out of Level 2 to Level 1
	*	The reason for the transfer was resumption of active pricing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
June 30, 2017

Common Stock - 44.1%
	Shares	Value
BRAZIL - 2.6%
Banco Bradesco S.A.	3,300	27,550
Banco do Brasil S.A.	2,700	21,888
Banco Santander (Brasil) S.A.	3,200	24,199
Energias do Brasil S.A.	69,700	299,171
Fibria Celulose S.A.	138,900	1,420,532
M. Dias Branco S.A.	26,900	401,146
Qualicorp S.A.	55,500	481,813
Sabesp Cia Saneame	24,300	232,713
		2,909,012
CHINA - 5.2%
Agricultural Bank of China, Class H (a)	62,000	29,308
Bank of China Ltd., H (a)	69,392	34,047
Bank of Communications Co., Ltd. H	30,000	21,176
Belle International Holdings Limited	464,000	366,159
China Cinda Asset Management Co., Ltd. H	75,000	27,959
China Citic Bank Corp. Ltd. H	40,000	24,494
China Communications Services Corporation Ltd. H	832,000	479,631
China Construction Bank Corporation	45,422	35,204
China Everbright Bank Co., Ltd. H	40,000	18,704
China Galaxy Securities Co., Ltd. - H Shares	17,500	15,693
China Merchants Bank Co., Ltd. - H Shares	8,500	25,644
China Minsheng Banking Corp Ltd. H	18,500	18,462
China National Building Material Co., Ltd. H	680,000	404,202
China Railway Group Ltd. H	452,000	356,111
China State Construction Engineering Corporation	380,000	650,372
China Vanke Co., Ltd. H (a)	7,900	22,366
Guangzhou Automobile Group Co Ltd H Shares	152,000	266,769
Guangzhou R&F Properties Co., Ltd. H	21,600	33,593
Huaneng Power International Inc. H	1,144,000	794,322
Industrial & Commercial Bank of China Ltd. (a)	46,911	31,671
NetEase Inc. (c)	3,798	1,141,793
New Oriental Education & Technology Group Inc. (a)(c)	6,384	450,008
Shenzhou International Group	50,550	332,208
Sinopec Shanghai Petrochemical Co., Ltd.	384,000	205,626
		5,785,522
COLOMBIA - 0.4%
Bancolombia S.A. (c)	9,017	401,707

GREECE - 0.7%
Opap S.A.	71,921	812,591

HONG KONG - 5.1%
AAC Technologies Holdings Inc.	93,500	1,169,050
China Mengniu Dairy Company Limited	421,000	825,173
China Mobile Limited	76,284	809,650
China Resources Power Holdings Co., Ltd.	350,000	686,908
Chongqing Rural Commercial Bank Co.	42,687	28,819
Country Garden Holdings Company Limited	68,000	78,837
Geely Automobile Holdings Ltd.	137,000	295,552
Guangdong Investment Limited	776,000	1,069,659
Nine Dragons Paper Limited	198,000	263,797
Shanghai Industrial Holdings Limited	143,000	423,174
		5,650,619
HUNGARY - 1.1%
MOL Hungarian Oil an Gas Nyrt.	9,492	743,961
OTP Bank Nyrt.	15,883	530,794
		1,274,755
INDIA - 2.5%
Bharat Petroleum Corporation Ltd.	31,902	314,936
HCL Technologies Ltd.	118,427	1,559,911
Hindustan Petroleum Corporation Ltd.	45,788	360,991
Oil and Natural Gas Corp. Limited	102,402	249,203
Power Finance Corporation Limited	141,804	270,390
		2,755,431
INDONESIA - 3.6%
PT Bank Negara Indonesia (Persero) Tbk	1,105,100	547,264
PT Gudang Garam Tbk (a)	219,100	1,287,228
PT Indofood Sukses Makmur Tbk	1,285,700	829,639
PT Telekomunikasi Indonesia Persero Tbk	3,864,600	1,310,673
		3,974,804
MALAYSIA - 0.8%
AirAsia Berhad	1,124,800	851,595

PERU - 0.5%
Credicorp Ltd.	3,205	574,945

QATAR - 0.6%
Qatar Insurance Company	16,934	311,811
Qatar National Bank SAQ	9,731	337,623
		649,434
RUSSIA - 2.3%
ALROSA ao	118,400	173,208
Federal Hydro-Generating Company RusHydro OAO	23,935,000	320,613
Gazprom (c)	21,428	84,812
LUKoil P.J.S.C. (c)	2,318	112,887
MMC Norilsk Nickel P.J.S.C. (c)	12,875	177,675
Mobile TeleSystems (c)	48,392	405,525
NovaTek OAO (Reg S) (e)	1,976	220,126
PhosAgro (e)	33,323	441,530
Rosneft OAO	6,390	35,010
Sberbank	77,730	191,937
Severstal (e)	10,317	135,359
Surgutneftegaz	260,400	113,248
Tatneft PAO-CLS	18,240	115,458
		2,527,388
SOUTH AFRICA - 3.2%
Barclays Africa Group Ltd.	3,187	34,982
Bidvest Group Limited	51,589	620,742
Coronation Fund Managers Ltd	8,910	44,352
Exxaro Resources Ltd.	51,630	366,638
FirstRand Limited	12,774	45,990
Fortress Income Fund Ltd. Class A	36,916	48,371
Foschini Limited	33,929	355,657
Gold Fields Limited	150,582	516,610
Growthpoint Properties Limited	21,493	40,176
Imperial Holdings Limited	28,344	348,450
Nedbank Group Ltd	2,684	42,790
Redefine Properties Ltd.	46,492	37,346
Shoprite Holdings Ltd.	42,778	651,261
Standard Bank of South Africa Ltd.	938	10,316
Telkom South Africa Limited	100,497	472,318
		3,635,999
SOUTH KOREA - 8.5%
BGF Retail Co., Ltd.	10,159	896,787
Coway Co., Ltd.	8,158	741,539
Dongbu Insurance Co., Ltd.	2,167	128,791
GS Retail Co., Ltd.	26,532	1,196,566
Hana Financial Group, Inc.	2,296	90,805
Hankook Tire Co., Ltd.	8,277	460,095
Hanmi Science Co., Ltd. (b)	15,785	1,164,405
Hyundai Engineering & Construction Co., Ltd.	17,416	700,963
KB Financial Group Inc.	2,641	133,187
LG Uplus Corp.	84,506	1,152,203
Lotte Chemical Corporation	1,992	598,914
Samsung Card Co., Ltd.	3,783	129,114
Samsung Electronics Company, Ltd.	246	511,071
SK Hynix Inc.	10,479	617,301
SK Telecom Company Ltd.	4,170	969,471
		9,491,212
TAIWAN - 4.6%
ASUSTeK Computer, Inc.	14,000	132,314
Catcher Technology Co., Ltd.	15,000	179,240
Cathay Financial Holding Co., Ltd. (a)	39,000	64,231
Chang Hwa Commercial Bank	171,000	98,092
China Life Insurance Co., Limited	51,120	50,918
Chinatrust Financial Holding Co., Ltd.	95,000	62,303
First Financial Holding Company Ltd.	127,060	84,999
Foxconn Technology Co., Ltd.	38,000	114,675
Fubon Financial Holding Co., Ltd. (a)	9,000	14,334
Hon Hai Precision Industry Co., Ltd.	48,544	186,708
Hua Nan Financial Holdings Co., Ltd.	137,000	79,489
Inventec Corporation	149,000	121,473
Largan Precision Co., Ltd.	708	112,880
Lite-On Technology Corp.	88,000	144,642
Mega Financial Holding Co., Ltd.	107,000	88,991
Nanya Technology Corp.	61,000	109,888
Nien Made Enterprise Co., Ltd.	77,000	854,290
Novatek Microelectronics Corp., Ltd.	44,000	177,909
Pegatron Corporation	50,000	156,640
Phison Electronics Corp.	15,000	185,158
Pou Chen Corporation	848,000	1,173,596
Powertech Technology, Inc. (a)	49,000	151,252
Realtek Semiconductor Corporation	25,000	89,990
SinoPac Financial Holdings Company	232,000	70,927
Taiwan Semiconductor Manufacturing Co., Ltd.	21,270	145,786
United Microelectronics Corporation	447,000	216,741
Vanguard International Semiconductor Corp.	68,000	134,122
WPG Holdings Co., Ltd.	103,000	137,469
		5,139,057
THAILAND - 1.9%
Bangkok Bank PCL	28,200	163,539
Kasikornbank PCL	25,900	152,106
Krung Thai Bank PCL	284,846	157,642
PTT PCL (e)	57,700	628,466
Siam Cement Pub Co-for Reg	56,100	832,334
Siam Commercial Bank PCL (f)	37,100	169,828
		2,103,915
UNITED ARAB EMERATES - 0.5%
Abu Dhabi Commercial Bank	72,251	137,891
Aldar Properties P.J.S.C.	156,436	97,957
Dubai Islamic Bank PSJ	103,505	160,624
National Bank of Abu Dhabi P.J.S.C.	58,501	167,234
		563,706
TOTAL COMMON STOCK
(Cost $43,055,710)		49,101,692

Preferred Stock - 1.3%
BRAZIL - 0.3%
Banco Bradesco S.A.	3,850	32,783
Companhia Energetica de Minas Gerais	56,200	137,357
Companhia Paranaense de Energia-Copel	20,500	152,109
Itau Unibanco Holding S.A.	2,500	27,791
Itausa-Investimentos Itau S.A.	10,800	29,467
		379,507
RUSSIA - 0.1%
Surgutneftegas OAO	333,000	160,975

SOUTH KOREA - 0.9%
Hyundai Motor Company Ltd.	4,719	480,499
Samsung Electronics Co., Ltd.	288	468,694
		949,193
TOTAL PREFERRED STOCK
(Cost $1,354,765)		1,489,675

Exchange Traded Funds - 1.2%
United States - 1.2%
Vanguard FTSE Emerging Markets ETF	32,800	1,339,224
(Cost $1,341,218)

Mutual Funds - 52.9%
UNITED STATES - 52.9%
Pear Tree PanAgora Risk Parity Emerging Markets Inst.	6,294,709	58,981,420
(Cost $60,543,226)

Short Term Investments - 1.2%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	1,293,938	$1,293,938
.05%, 07/03/17, (Dated 06/30/17), Collateralized by 1,315,000 par
U.S. Treasury Note-1.625% due 04/30/2019,
Market Value $1,324,611.34, Repurchase Proceeds $1,293,943.05
(Cost $1,293,938)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $107,588,857)		112,205,949

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 1.1%

Money Market - 1.1%
BlackRock FedFund (Institutional Shares)
(Cost $1,269,102)	1,269,102	$1,269,102

TOTAL INVESTMENTS - 101.8%
(Cost $108,857,959)		113,475,051
OTHER ASSETS & LIABILITIES (Net) - (1.8%)		(2,020,059)
NET ASSETS - 100%		$111,454,992

* Investment in affiliated security. This Fund is advised by Pear Tree Advisors, Inc. which also serves as advisor to Pear Tree PanAgora Emerging Markets Fund.

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d)
(e) GDR - Global Depositary Receipts
(e) At June 30, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 107,692,209 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$7,052,997
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(2,539,256)

Net unrealized appreciation / (depreciation)		$4,513,741

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology		7.2%
Consumer Discretionary		6.2%
Consumer Staples		5.5%
Financials		5.4%
Telecommunication Services		5.0%
Materials		4.6%
Utilities		3.3%
Energy		3.2%
Industrials		3.2%
Health Care		1.5%
Real Estate		0.3%
Mutual Funds		54.1%
Cash and Other Assets (Net)		0.5%
		100.0%

Pear Tree PanAgora Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2017:
		Quoted Prices	Significant Other	Significant	Market Value at
Emerging Markets		In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2017
		Level 1	Level 2	Level 3	Total
Common Stock *		$38,240,425	$6,341,459	$-	$44,581,884
Common stock Units		24,199	-	-	24,199
Depository Receipts		4,369,716	-	-	4,369,716
Mutual Funds		60,320,644	-	-	60,320,644
Preferred Stock		1,489,675	-	-	1,489,675
Real Estate Investment Trust		125,893	-	-	125,893
Short Term Investments		1,269,102	1,293,938	-	2,563,040
Total		$105,839,654	$7,635,397	$-	$113,475,051

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Emerging Markets Fund transferred $ 3,974,804 out of Level 1 into Level 2.
	*	The reason for the transfer was due to inactive pricing of the securities.
	*	Common Stock labeled as Level 2 balance consists of the market value of the associated Level 2
		investments in the following industries :

Emerging Markets

Banks		1,671,817
Construction Materials		832,334
Diversified Telecommunication Services		1,310,673
Food Products		829,639
Insurance		311,811
Real Estate Management & Development		97,957
Tobacco		1,287,228
		$6,341,459

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
June 30, 2017

Common Stock - 98.6%
	Shares	Value
BRAZIL - 2.7%
Banco do Brasil S.A.	13,600	110,250
BRF S.A.	11,700	138,732
CCR S.A.	11,400	58,276
Cielo S.A.	27,571	205,159
Embraer S.A. (c)	3,663	66,776
ENGIE Brasil Energia S.A.	1,900	19,495
Hypermarcas S.A.	19,300	162,295
Kroton Educacional S.A.	15,700	70,618
Localiza Rent a Car S.A.	14,105	192,635
Lojas Americanas S.A.	13,650	50,166
Lojas Renner S.A..	7,480	61,950
Odontoprev S.A.	23,900	84,222
Qualicorp S.A.	10,400	90,286
Telefonica Brasil S.A. (c)	5,751	77,581
Ultrapar Participacoes S.A.	3,600	84,415
Vale S.A.	11,600	101,756
Weg S.A.	9,780	52,362
		1,626,974
CHILE - 4.9%
AES Gener S.A.	290,095	102,254
Aguas Andinas S.A.	226,697	133,027
Banco de Chile	1,280,282	167,855
Banco de Crédito e Inversiones	2,321	129,940
Banco Santander Chile (c)	7,218	183,409
Cencosud S.A.	65,108	173,373
Colbun S.A.	557,708	119,345
Compania Cervecerias Unidas S.A. (c)	7,820	205,197
Empresa Nacional de Telecomunicaciones S.A.	23,218	252,518
Empresas CMPC S.A.	87,774	210,316
Empresas Copec S.A.	23,802	260,591
Enel Américas S.A. (c)	11,249	106,078
Enel Chile S.A. (c)	18,822	103,521
Enel Generación Chile S.A. (c)	3,670	83,089
Itaú CorpBanca (c)	9,996	133,047
LATAM Airlines Group S.A.	17,862	198,707
Quimica y Minera de Chile S.A. (c)	4,793	158,265
S.A.C.I. Falabella	34,029	279,730
		3,000,262
CHINA - 4.6%
Anhui Conch Cement Company Limited H	43,000	149,558
Bank of Communications Co., Ltd. H	40,000	28,235
Beijing Enterprises Holdings Limited	25,500	122,992
BYD Co., Ltd. H Shares	14,000	85,908
China Coal Energy Co., Ltd.	284,000	137,525
China Communications Construction Co., Ltd., Class H	15,000	19,331
China Communications Services Corporation Ltd. H	350,000	201,768
China Construction Bank Corporation	157,000	121,682
China National Building Material Co., Ltd. H	200,000	118,883
China Pacific Insurance Group H Shares	10,800	44,135
China Petroleum & Chemical Corporation	212,000	165,396
China Shenhua Energy Co., Ltd.	32,000	71,248
China Taiping Insurance Holdings Co., Ltd.	7,400	18,751
China Telecom Corporation Limited	362,000	172,050
Chongqing Changan Automobile Co., Ltd. B	57,000	75,211
Dongfeng Motor Group Company Limited	114,000	134,796
Industrial & Commercial Bank of China Ltd. (a)	195,000	131,649
Jiangxi Copper Company Limited	112,000	183,941
PetroChina Company Limited (c)	2,193	134,387
Shandong Weigao Group Medical Polymer Co., Ltd.	124,000	97,376
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. B	19,200	30,720
Sino-Ocean Land Holdings Ltd.	49,000	23,979
Sinopec Shanghai Petrochemical Co., Ltd.	169,000	90,497
Tsingtao Brewery Co., Ltd. (a)	36,000	159,339
Yanzhou Coal Mining Company Limited (a)	176,000	157,827
Zhejiang Expressway Co., Ltd.	114,000	148,962
		2,826,146
COLOMBIA - 1.3%
Cementos Argos S.A.	29,769	115,509
Ecopetrol S.A.	533,040	241,069
Grupo Argos S.A.	27,953	189,994
Interconexión Eléctrica S.A.	46,282	202,335
		748,907
CZECH REPUBLIC - 1.1%
CEZ A.S.	10,798	187,576
Czech Republic, A.S.	8,560	101,362
Komercni Banka A.S.	5,748	229,806
Moneta Money Bank A.S. (d)	51,081	170,781
		689,525
EGYPT - 1.1%
Commercial International Bank	47,530	209,636
EFG Hermes Holding S.A.E.	149,120	198,744
Global Telecom Holding SAE (a)(b)	675,664	255,425
		663,805
GREECE - 1.5%
Folli-Follie S.A. (a)	6,639	162,143
Hellenic Telecommunication Organization S.A. (a)	15,732	189,237
Jumbo S.A.	7,684	140,310
Opap S.A.	14,887	168,199
Titan Cement Company S.A.	9,850	278,447
		938,336
HONG KONG - 1.6%
AAC Technologies Holdings Inc.	6,500	81,271
Alibaba Health Information Technology Ltd. (a)	112,000	53,374
China Huishan Dairy Holdings Co., Ltd. (b)	208,000	-
China Jinmao Holdings Group Ltd.	50,000	20,625
China Mengniu Dairy Company Limited	78,000	152,882
China Merchants Holdings International Co., Ltd.	6,000	16,641
China Mobile Limited	18,500	196,352
GCL-Poly Energy Holdings Ltd. (a)(b)	648,000	70,561
Hanergy Thin Film Power Group Ltd. * (a)	36,000	-
Semiconductor Manufacturing International Corp. (a)	73,000	84,634
Soho China Limited	31,000	15,290
Sun Art Retail Group Ltd.	154,000	122,711
Want Want China Holdings Limited (b)	254,000	171,481
		985,822
HUNGARY - 1.1%
MOL Hungarian Oil an Gas Nyrt.	2,764	216,636
OTP Bank Nyrt.	4,484	149,851
Richter Gedeon Nyrt.	10,901	284,476
		650,963
INDIA - 5.2%
Apollo Hospitals Enterprise Ltd. (a)	6,241	122,923
Bajaj Finance Ltd. (a)	1,472	93,533
Bharat Heavy Electricals Ltd.	46,739	97,835
Bharti Airtel Ltd.	15,428	90,963
Bharti Infratel Ltd.	24,442	141,424
Coal India Ltd.	32,375	122,463
Dabur India Ltd.	42,635	192,208
GAIL (India) Ltd.	14,130	79,135
HCL Technologies Ltd.	14,351	189,030
Hindustan Unilever Ltd.	8,397	140,302
Housing Development Finance Corp Ltd.	3,730	93,017
Idea Cellular Ltd.	55,898	73,767
Indiabulls Housing Finance Limited	4,642	77,723
Infosys Technologies Ltd. (c)	6,000	90,120
ITC Ltd.	43,137	215,560
Larsen & Toubro Ltd.	7,009	182,909
Mahindra & Mahindra Financial Services Ltd.	17,100	91,800
Marico Ltd.	15,237	73,807
Nestle India Ltd.	659	68,808
NTPC Limited	75,599	186,022
Piramal Enterprises Ltd. (a)	3,581	154,572
Shriram Transport Finance Co., Ltd.	5,000	77,362
Siemens Ltd.	8,506	175,548
Tata Consultancy Services Ltd.	2,375	86,751
Tech Mahindra Ltd.	12,217	72,390
United Spirits Ltd. (a)	1,879	69,945
Wipro Ltd.	24,000	96,278
		3,156,195
INDONESIA - 6.4%
PT Adaro Energy Tbk	1,385,800	164,289
PT AKR Corporindo Tbk	423,500	207,341
PT Astra International Tbk	346,700	232,174
PT Bank Central Asia Tbk	95,600	130,192
PT Gudang Garam Tbk (a)	24,900	146,289
PT Hanjaya Mandala Sampoerna Tbk	365,000	105,166
PT Indocement Tunggal Prakarsa Tbk	150,200	207,930
PT Indofood CBP Sukses Makmur Tbk	173,400	114,494
PT Indofood Sukses Makmur Tbk	169,300	109,246
PT Jasa Marga (Persero) Tbk	441,200	177,109
PT Kalbe Farma Tbk	2,372,600	289,287
PT Matahari Department Store Tbk	158,400	168,473
PT Media Nusantara Citra Tbk (a)	1,054,800	145,626
PT Perusahaan Gas Negara (Persero) Tbk	1,075,300	181,536
PT Semen Indonesia (Persero) Tbk	247,300	185,556
PT Surya Citra Media Tbk	755,400	146,801
PT Telekomunikasi Indonesia Tbk (c)	6,372	214,545
PT Unilever Indonesia Tbk	32,200	117,904
PT United Tractors Tbk	127,500	262,606
PT Waskita Karya (Persero) Tbk	963,100	167,653
PT XL Axiata Tbk (a)	721,600	184,630
Tower Bersama Infrastructure	478,700	244,244
		3,903,091
MALAYSIA - 5.8%
Alliance Financial Group Berhad	195,800	175,609
AMMB Holdings Berhad	165,000	187,576
Astro Malaysia Holdings Berhad	298,500	175,930
Axiata Group Berhad	78,200	87,989
Berjaya Sports Toto Berhad	181,635	107,052
CIMB Group Holdings Berhad	77,700	119,103
Genting Berhad	70,800	155,202
Hartalega Holdings Berhad	116,700	200,633
Hong Leong Bank Berhad	59,500	217,062
IHH Healthcare Berhad	220,400	295,225
Lafarge Malaysia Berhad	46,700	60,379
Petronas Chemicals Group Berhad	180,700	298,876
Petronas Dagangan Berhad	26,900	151,023
Petronas Gas Berhad	46,700	201,698
PPB Group Berhad	55,100	220,264
Public Bank Bhd	40,500	191,714
SapuraKencana Petroleum Berhad	229,400	84,970
Telekom Malaysia Berhad	72,600	112,469
Tenaga Nasional Berhad	53,400	175,900
YTL Corporation Berhad	336,100	114,313
YTL Power International Berhad	574,200	193,957
		3,526,944
MEXICO - 5.3%
Alfa S.A.B. de C.V., Series A	80,500	114,674
América Móvil S.A.B. Series L (c)	18,222	290,094
Cemex S.A. de C.V. (a)(c)	14,620	137,720
El Puerto de Liverpool S.A.B. de C.V.	25,310	200,659
Fibra Uno Administración S.A. de C.V.	75,584	143,590
Fomento Económico Mexicano S.A.B. (c)	832	81,819
Gentera SAB de C.V.	153,500	231,317
Grupo Aeroportuario del Pacífico S.A.B. (c)	1,490	167,327
Grupo Aeroportuario del Sureste, S. A. B. de C.V., Series B	6,905	146,238
Grupo Carso SAB de C.V., Series A1	18,200	77,205
Grupo Financiero Banorte SAB de C.V.	21,100	134,412
Grupo Financiero Inbursa SAB de C.V.	64,100	109,822
Grupo Lala SAB de C.V.	101,900	187,551
Grupo México S.A.B. de C.V., Series B	50,700	143,016
Grupo Televisa S.A.B. (c)	7,161	174,514
Industrias Penoles SAB de C.V.	5,970	135,572
Infraestructura Energética Nova SAB de C.V.	68,900	368,699
Mexichem SAB de C.V.	46,638	125,417
Promotora Y Operadora de Infraestructura, S.A.B. de C.V.	10,285	123,355
Santander México SAB de C.V.	67,800	131,727
		3,224,728
PERU - 0.6%
Credicorp Ltd.	1,061	190,333
Southern Copper Corporation	4,615	159,817
		350,150
PHILIPPINES - 7.3%
Aboitiz Equity Ventures, Inc.	137,430	207,398
Aboitiz Power Corporation	471,200	363,252
Alliance Global Group, Inc.	553,900	156,971
Ayala Corporation	8,000	134,760
Ayala Land Inc.	203,000	159,914
Bank of the Philippine Islands	78,016	160,794
BDO Unibank, Inc.	33,224	81,644
DMCI Holdings, Inc.	668,550	186,812
Energy Development Corporation	2,447,100	293,400
Globe Telecom, Inc.	7,640	310,082
GT Capital Holdings Inc.	5,230	125,412
International Container Terminal Services, Inc.	101,840	197,383
JG Summit Holdings, Inc. (a)	112,940	181,295
Jollibee Foods Corporation	112,010	452,835
Megaworld Corporation	1,381,000	117,683
Metro Pacific Investments Corporation	978,900	123,963
Metropolitan Bank & Trust Company	61,658	106,918
PLDT Inc.	6,021	214,541
Robinsons Land Corporation	228,900	110,005
SM Investments Corporation	13,677	217,650
SM Prime Holdings, Inc.	176,800	115,624
Universal Robina Corporation	135,030	435,917
		4,454,253
POLAND - 4.4%
Bank Pekao S.A.	4,896	164,842
CCC S.A.	2,574	156,244
Cyfrowy Polsat S.A. (a)	39,652	263,905
Eurocash S.A.	30,896	258,391
Grupa Azoty S.A. (a)	6,229	106,374
Grupa LOTOS S.A. (a)	16,330	224,682
LPP S.A.	117	225,686
Orange Polska S.A. (a)	207,094	286,614
PGE S.A.	55,048	179,845
Polski Koncern Naftowy ORLEN S.A.	7,790	235,169
Polskie Gornictwo Naftowe i Gazownictwo S.A.	104,320	177,868
Synthos S.A.	113,546	148,568
Tauron Polska Energia S.A.	297,143	286,986
		2,715,174
QATAR - 5.0%
Barwa Real Estate Company Q.S.C.	20,864	184,108
Commercial Bank of Qatar Q.S.C. (a)	19,617	162,653
Doha Bank Q.S.C.	28,307	235,866
Ezdan Holding Group Q.S.C.	21,804	74,995
Industries Qatar Q.S.C.	18,816	490,910
Masraf Al Rayan Q.S.C.	10,865	117,246
Ooredoo Q.S.C.	12,131	304,568
Qatar Electricity & Water Company Q.S.C.	7,498	388,993
Qatar Gas Transport Company Limited (Nakilat) Q.S.C.	125,378	583,663
Qatar Insurance Company	10,599	195,162
Qatar Islamic Bank SAQ	5,324	134,540
Qatar National Bank SAQ	4,700	163,070
		3,035,774
RUSSIA - 4.3%
ALROSA ao	124,100	181,546
Federal Hydro-Generating Company RusHydro OAO	15,102,000	202,294
Inter Rao UES OJSC	2,999,000	193,485
Magnit P.J.S.C. (Reg S) (e)	8,607	292,638
MMC Norilsk Nickel P.J.S.C. (c)	12,686	175,067
Mobile TeleSystems (c)	19,024	159,421
Moscow Exchange MICEX-RTS	117,750	209,097
NovaTek OAO (Reg S) (e)	776	86,446
OAO Rostelecom	128,730	155,094
PhosAgro (e)	19,230	254,798
Sberbank	47,290	116,772
Severstal (e)	13,374	175,467
Sistema JSFC (Reg S) (e)	40,009	167,238
VTB Bank OJSC	238,070,000	256,728
		2,626,091
SOUTH AFRICA - 3.8%
Aspen Pharmacare Holdings Limited	4,802	105,271
Anglogold Ashanti Ltd. (c)	7,444	72,356
Bidvest Group Limited	14,289	171,932
Discovery Ltd.	14,321	139,883
Exxaro Resources Ltd.	19,049	135,272
Hyprop Investments Limited	2,183	19,461
Imperial Holdings Limited	4,233	52,039
Life Healthcare Group Holdings Ltd.	46,623	91,315
Massmart Holdings Ltd.	5,100	41,084
Mondi Limited	5,386	139,463
Mr Price Group Ltd.	3,994	47,576
MTN Group Limited	8,028	69,943
Naspers Limited N Shares	446	86,671
Netcare Limited	49,895	98,028
Pick n Pay Stores Ltd.	30,164	135,915
Pioneer Foods Group Ltd.	5,782	59,801
Rand Merchant Investment Holdings	30,949	92,141
Redefine Properties Ltd.	26,601	21,368
Sappi Ltd.	17,776	118,210
Sasol Ltd.	3,783	105,868
Shoprite Holdings Ltd.	4,380	66,682
Spar Group Limited (The)	5,801	68,263
Steinhoff International Holdings N.V.	7,219	36,960
Telkom South Africa Limited	15,855	74,515
Tiger Brands Limited	2,856	80,231
Truworths International Ltd.	9,347	51,031
Vodacom Group (Proprietary) Limited	8,778	110,105
		2,291,384
SOUTH KOREA - 5.7%
Celltrion Inc. (a)	852	85,710
Daelim Industrial Co., Ltd.	1,154	89,766
Daewoo Securities Co., Ltd.	8,361	80,749
Dongbu Insurance Co., Ltd.	2,011	119,519
GS Holdings Corp.	2,228	132,806
Hana Financial Group, Inc.	1,389	54,934
Hanmi Pharmaceuticals, Co., Ltd.	176	57,377
Hotel Shilla Co., Ltd. (b)	2,435	121,521
Hyundai Marine & Fire Insurance, Co., Ltd.	4,958	170,517
Hyundai Wia Corp.	1,684	102,734
Industrial Bank of Korea	12,888	160,516
Kakao Corp.	1,201	106,543
Kangwon Land Inc.	4,846	147,606
Korea Aerospace Industries, Ltd.	290	14,447
Korea Electric Power Corporation	6,395	228,044
Korea Gas Corporation	4,623	214,957
Korea Kumho Petrochemical Co., Ltd.	357	22,934
Korea Zinc Co., Ltd.	418	166,594
LG Innotek Co., Ltd.	657	94,747
LG Uplus Corp.	13,220	180,249
Naver Corp.	102	74,707
NCSoft Corporation	330	109,457
Samsung C&T Corp.	196	25,353
Samsung Electro-Mechanics Co., Ltd.	2,124	189,353
Shinhan Financial Group Co., Ltd.	1,180	50,845
SK Hynix Inc.	1,486	87,538
SK Innovation Co., Ltd.	1,076	149,059
SK Telecom Co., Ltd. (c)	6,435	165,186
S-Oil Corp.	1,916	158,753
Yuhan Co., Ltd.	459	98,688
		3,461,209
TAIWAN - 7.7%
Asia Cement Corporation	92,808	79,628
Asia Pacific Telecom Co., Ltd. (a)	401,000	144,344
China Airlines Ltd.	464,000	140,786
China Development Financial Holding Corporation (a)	220,000	63,859
China Steel Corporation	114,208	92,921
Chunghwa Telecom Co., Ltd. (c)	4,621	162,753
EVA Airways Corporation	260,813	129,035
Evergreen Marine Corporation (a)	181,000	91,928
Far Eastern New Century Corporation	99,473	80,932
Far EasTone Telecommunications Co., Ltd.	64,000	163,051
First Financial Holding Company Ltd.	270,357	180,860
Formosa Chemicals & Fiber Corporation	62,330	195,678
Formosa Petrochemical Corporation	83,000	286,489
Formosa Plastics Corporation	32,480	98,977
Fubon Financial Holding Co., Ltd. (a)	87,000	138,565
OBI Pharma, Inc. (a)	16,000	126,758
Pou Chen Corporation	97,000	134,244
President Chain Store Corp.	32,000	287,705
SinoPac Financial Holdings Company	214,363	65,535
Standard Foods Corporation	63,595	170,799
Synnex Technology International Corp.	125,900	141,130
TaiMed Biologics Inc. (a)	20,000	121,302
Taishin Financial Holding Co., Ltd.	162,928	74,180
Taiwan Cooperative Financial Holding Co., Ltd.	332,826	176,697
Taiwan Fertilizer Co., Ltd.	142,000	188,820
Taiwan Mobile Co., Ltd.	46,000	173,143
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	4,357	152,321
TECO Electric & Machinery Co., Ltd.	105,000	100,962
Uni-President Enterprises Corporation	169,339	339,569
Wistron Corporation	93,741	95,374
Yuanta Financial Holding Co., Ltd.	156,660	69,009
Yulon Motor Co., Ltd.	185,000	166,026
Zhen Ding Technology Holding Limited	34,000	80,585
		4,713,965
THAILAND - 8.1%
Advanced Info Service For Rg	32,700	170,864
Airports of Thailand PCL	113,000	157,176
Airports of Thailand Public Company Limited (f)	39,000	54,246
Bangkok Bank PCL (f)	14,700	80,056
Bangkok Dusit Medical Services (f)	223,900	126,549
Bangkok Dusit Medical Services PLC	257,800	145,710
Bangkok Expressway and Metro PCL	591,100	129,635
BEC World PCL	176,500	109,111
BEC World Public Co., Ltd. (f)	135,500	83,765
Berli Jucker Public Company Limited (f)	71,300	100,223
BTS Group Holdings PCL (b)	498,100	124,635
BTS Group Holdings PCL (f)	455,000	113,850
Bumrungrad Hospital PCL	32,200	162,564
Bumrungrad Hospital PCL (f)	12,000	60,583
Central Pattana PCL	51,100	104,171
Central Pattana Public Company Limited (f)	36,000	73,388
Charoen Pokphand Foods PCL	176,600	128,928
CP ALL PCL (b)	102,100	188,601
Delta Electronics PCL	82,500	210,682
Electricity Generating PCL	25,100	158,122
Electricity Generating PCL (f)	15,900	100,165
Glow Energy PCL	87,300	202,381
Home Product Center PCL	505,419	142,833
Indorama Ventures Public Company Limited	117,000	130,880
Kasikornbank PCL	14,900	87,506
Kasikornbank PCL (f)	9,000	52,591
KCE Electronics PCL (f)	58,100	185,571
Krung Thai Bank PCL	134,200	74,270
Krung Thai Bank PCL (f)	48,200	26,675
Minor International PCL	114,190	135,300
Minor International PCL (f)	14,400	17,062
PTT Global Chemical PCL	68,800	138,734
Robinson Department Store PCL	40,400	69,276
Robinson Department Store PCL (a)(f)	25,100	43,040
Siam Cement Pub Co-for Reg	10,350	153,559
Siam Commercial Bank PCL	23,000	105,284
Siam Commercial Bank PCL (f)	23,500	107,573
Thai Oil PCL	39,600	92,093
Thai Oil PCL (f)	26,000	60,465
Thai Union Frozen Products PCL (f)	121,400	75,406
Thai Union Group PCL (b)	241,600	150,066
TMB Bank Public Company Limited	1,274,600	86,299
TMB Bank Public Company Limited (f)	933,900	63,231
True Corp. PCL (a)	514,289	93,865
True Corp. PCL (a)(f)	224,800	41,029
		4,918,013
TURKEY - 4.7%
Anadolu Efes Biracilik VE	15,911	98,791
Arcelik A.S.	24,815	183,846
BIM Birlesik Magazalar A.S.	7,186	133,301
Coca-Cola Icecek A.S.	9,495	109,000
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	199,402	166,664
Eregli Demir ve Celik Fabrikalari T.A.S.	97,857	196,131
Ford Otomotiv Sanayi A.S.	16,262	198,611
Koç Holding A.S.	20,318	93,460
Petkim Petrokimya Holding A.S.	117,588	202,582
TAV Havalimanlari Holding A.S.	26,737	143,434
Tofas Turk Otomobil Fabrikasi A.S.	24,383	200,332
Tupras - Turkiye Petrol Rafinerileri A.S.	9,939	285,949
Turk Hava Yollari A.O. (a)	92,042	210,643
Turk Telekomunikasyon A.S. (a)	94,130	166,986
Turkcell Iletisim Hizmetleri A.S.	47,032	154,835
Turkiye Sise ve Cam Fabrikalari A.S.	132,214	172,903
Ulker Biskuvi Sanayi A.S.	24,756	156,243
		2,873,711
UNITED ARAB EMERATES - 4.4%
Abu Dhabi Commercial Bank	71,436	136,335
Aldar Properties P.J.S.C.	219,124	137,212
DAMAC Properties Dubai Company P.J.S.C.	191,432	164,693
DP World Ltd.	21,762	455,261
Dubai Islamic Bank PSJ	103,127	160,037
DXB Entertainments P.J.S.C. (a)	2,120,733	436,497
Emaar Malls Group P.J.S.C.	225,116	154,447
Emaar Properties P.J.S.C.	57,150	121,051
Emirates Telecommunications Group Co. P.J.S.C.	147,835	696,300
National Bank of Abu Dhabi P.J.S.C.	87,062	248,881
		2,710,714
TOTAL COMMON STOCK
(Cost $58,352,952)		60,092,136

Preferred Stock - 1.1%
BRAZIL - 0.2%
Banco Bradesco S.A.	4,501	38,328
Itausa-Investimentos Itau S.A.	40,619	110,825
		149,153
CHILE - 0.3%
Embotelladora Andina	38,713	164,157

COLOMBIA - 0.3%
Grupo Aval Acciones y Valores S.A.	495,934	203,972

SOUTH KOREA - 0.3%
Hyundai Motor Company Ltd.	1,057	107,626
LG Chem Ltd.	482	85,097
		192,723
TOTAL PREFERRED STOCK
(Cost $747,502)		710,005

Warrants - 0.0%
THAILAND - 0.0%
Indorama Ventures Public Company Limited (a)	1	0
(Cost $0)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $59,100,454)		60,802,141

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 1.3%
Money Market - 1.3%	Par Value	Value
BlackRock FedFund (Institutional Shares)
(Cost $828,428)	$828,428	$828,428

TOTAL INVESTMENTS - 101.0%		61,630,569
(Cost $59,928,882)
OTHER ASSETS & LIABILITIES (Net) - (1.0%)		(615,695)
NET ASSETS - 100%		$61,014,874

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.06% of net assets as of March 31, 2017
(a) Non-income producing security.
(b)	All or a portion of this security was out on loan.
(c)	ADR - American Depository Receipts
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $173,494 or 0.29% of net assets.

(e) GDR - Global Depository Receipts
(f)	NVDR - Non-Voting Depository Receipts
(g)	At June 30, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 59,156,053 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$5,724,640
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(4,078,552)

Net unrealized appreciation / (depreciation)		$1,646,088

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		16.4%
Telecommunication Services		11.6%
Industrials		11.1%
Consumer Discretionary		10.7%
Consumer Staples		10.5%
Materials		10.3%
Utilities		8.8%
Energy		8.0%
Health Care		5.0%
Information Technology		4.1%
Real Estate		3.2%
Cash and Other Assets (Net)		0.3%
		100.0%

Pear Tree PanAgora Risk Parity FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2017:
		Quoted Prices	Significant Other	Significant	Market Value at
Risk Parity		In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2017
		Level 1	Level 2	Level 3	Total
Common Stock *		$40,413,769	$13,590,636	$-	$54,004,405
Depository Receipts		5,736,648	-	-	5,736,648
Preferred Stock		710,005	-	-	710,005
Real Estate Investment Trusts		351,083	-	-	351,083
Short Term Investments		828,428	-	-	828,428
Total		$48,039,933	$13,590,636	$-	$61,630,569

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Risk Parity Fund transferred $ 3,688,546 out of Level 1 into Level 2.
	*	The reason for the transfer was due to inactive pricing of the securities.
	*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2
		investments in the following industries :

Risk Parity

Automobiles		232,174
Banks		1,834,117
Biotechnology		126,758
Capital Markets		198,744
Chemicals		269,614
Constructions & Engineering		167,653
Construction Materials		547,045
Diversified Financial Services		130,192
Diversified Telecommunication Services		1,094,733
Electric Utilities		360,503
Electronic Equipment, Instruments & Components		210,682
Equity Real Estate Investment Trusts (REITS)		775,984
Food & Staples Retailing		317,529
Food Products		373,806
Gas Utilities		181,536
Health Care Providers & Services		308,274
Hotel Restaurants & Leisure		571,797
Household Products		117,904
Industrial Conglomerates		490,910
Insurance		195,162
Marine		455,261
Media		401,538
Multi Utilities		388,993
Multiline Retail		237,749
Oil,Gas & Consumable Fuels		1,102,651
Pharmaceuticals		289,287
Real Estate Management & Development		164,693
Road & Rail		129,635
Specialty Retail		142,833
Tobacco		251,455
Trading Companies & Distributors		207,341
Transportation Infrastructure		458,920
Wireless Telecommunication Services		855,163
		$13,590,636

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2017

Common Stock - 96.5%
	Shares	Value
AUSTRALIA - 3.5%
BHP Billiton plc (a)	1,502,300	46,210,748
WorleyParsons Limited	2,880,600	24,807,466
		71,018,214
AUSTRIA - 2.1%
Andritz AG	686,800	41,338,175

BELGIUM - 2.1%
Solvay S.A.	314,518	42,175,891

CANADA - 4.2%
Magna International Inc.	875,734	40,520,194
Methanex Corporation	1,003,793	44,265,087
		84,785,281
COLOMBIA - 2.1%
Bancolombia S.A. (a)	935,300	41,667,615

FINLAND - 1.9%
Kone OYJ, Class B	766,500	38,962,181

FRANCE - 7.3%
Imerys SA	490,379	42,616,979
Ipsos	482,280	18,080,712
Michelin (CGDE)	325,400	43,226,634
Vinci SA	498,100	42,480,773
		146,405,098
GERMANY - 16.1%
BASF SE	421,200	38,979,526
Deutsche Telekom AG	2,366,719	42,460,014
Freenet AG	1,249,409	39,817,932
Hannover Rueck SE	337,200	40,387,865
Lanxess AG	532,000	40,247,651
Linde AG	216,500	40,965,977
Muenchener Rueckvers AG	200,830	40,464,782
Symrise AG	550,050	38,932,727
		322,256,474
INDIA - 2.1%
Infosys Limited - SP (a)	2,815,292	42,285,686

IRELAND - 2.1%
Greencore Group plc	12,911,181	41,277,227

ISRAEL - 2.0%
Teva Pharmaceuticals SP (a)	1,215,660	40,384,225

ITALY - 0.3%
Trevi Finanziaria SpA	7,602,219	5,821,619

JAPAN - 9.0%
Asahi Group Holdings Limited	1,042,100	39,201,021
Kansai Electric Power Company Inc.	2,994,600	41,217,547
KDDI Corporation	1,562,500	41,358,045
Mixi, Inc.	493,700	27,453,401
Nexon Co., Limited	1,563,000	30,872,014
		180,102,028
NORWAY - 5.9%
DNB Bank ASA	2,470,330	41,865,253
SpareBank 1 SR-Bank ASA	3,877,987	33,091,983
Yara International ASA	1,183,300	44,287,516
		119,244,752
PUERTO RICO - 2.0%
Popular, Inc.	942,355	39,305,627

RUSSIA - 0.7%
Sberbank of Russia (a)	1,355,000	14,024,250

Singapore - 2.1%
United Overseas Bank Limited	2,546,423	42,768,733

SOUTH AFRICA - 2.1%
Sasol Limited	1,501,135	42,009,428

SOUTH KOREA - 6.5%
Hyundai Mobis Co., Ltd.	133,700	29,213,827
Kia Motors Corporation	886,500	29,597,780
LG Uplus Corporation	2,039,400	27,806,354
Samsung Electronics Company Limited	21,059	43,750,595
		130,368,556
SWEDEN - 4.6%
Duni AB	1,281,600	18,713,091
Loomis AB, Class B	824,426	29,496,108
Svenska Handelsbanken AB, Class A	3,051,400	43,596,593
		91,805,792
SWITZERLAND - 1.9%
Novartis AG	466,050	38,807,106

THAILAND - 4.1%
Siam Commercial Bank PCL	8,836,100	40,447,852
Thai Oil PCL	17,501,700	40,701,628
		81,149,480
UNITED KINGDOM - 11.8%
Barratt Developments plc	5,570,382	40,793,253
BBA Aviation plc	7,271,072	29,047,700
Bellway plc	1,054,148	40,756,604
Persimmon plc	1,451,975	42,306,216
Standard Chartered plc	4,227,055	42,695,306
Taylor Wimpey plc	18,383,639	42,096,581
		237,695,660

TOTAL COMMON STOCK		1,935,659,098
(Cost $ 1,639,784,664)

SHORT TERM INVESTMENTS - 9.6%
	Par Value	Value
Money Market - 9.6%
State Street Bank Institutional U.S. Government Money Market Fund	$193,389,369	$193,389,369
(Cost $ 193,389,369)

TOTAL INVESTMENTS - 106.1%		2,129,048,467
(Cost $ 1,833,174,033)
OTHER ASSETS & LIABILITIES (NET) - (6.1)%		(121,682,891)
NET ASSETS - 100%		$2,007,365,576

(a) ADR - American Depository Receipts
(b)	At June 30, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 1,836,741,604 was as follows :

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost		$369,363,573
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value		(77,056,710)

Net unrealized appreciation/(depreciation)		$292,306,863

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		20.9%
Materials		18.9%
Consumer Discretionary		17.2%
Industrials		9.3%
Telecommunication Services		7.5%
Information Technology		7.2%
Energy		5.4%
Consumer Staples		4.0%
Health Care		4.0%
Utilities		2.1%
Cash and Other Assets (Net)		3.5%
		100.0%

Pear Tree Polaris Foreign Value Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2017:

		Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value		In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2017
		Level 1	Level 2	Level 3	Total
Common Stock *		$1,669,937,094	$81,149,480	$-	$1,751,086,574
Depository Receipts		184,572,524	-	-	184,572,524
Short Term Investments		193,389,369	-	-	193,389,369
Total		$2,047,898,987	$81,149,480	$-	$2,129,048,467

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Foreign Value Fund had no transfers at period end.
	*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2
		investments in the following industries :

Foreign Value
Banks		40,447,852
Oil, Gas & Consumable Fuels		40,701,628

		$81,149,480

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2017

Common Stock - 92.8%
	Shares	Value
AUSTRALIA - 6.4%
Asaleo Care Limited	6,268,600	$7,072,851
Programmed Maintenance Services Limited	4,077,692	5,837,136
Spotless Group Holdings Limited	15,436,700	13,625,702
WorleyParsons Limited	1,912,500	16,470,276
		43,005,965
AUSTRIA - 0.4%
Semperit AG Holding	100,500	2,929,327

BELGIUM - 0.7%
Kinepolis Group	83,473	4,629,810

BRAZIL - 1.6%
Equatorial Energia S.A.	630,137	10,327,084

CHINA - 3.3%
China Hongxing Sports Limited * (a)	10,258,400	74,523
Shanghai Mechanical & Electrical Industry Co.Limited - B	4,222,406	8,609,486
Shui On Land Limited	29,464,500	7,133,987
Xinhua Winshare Publishing and Media Co., Limited (a)	7,766,500	6,516,855
		22,334,851
DENMARK - 1.9%
DFDS A/S	242,390	12,905,988

EGYPT - 0.4%
Egypt Kuwait Holding Company S.A.E.	4,081,125	2,611,920

FRANCE - 3.6%
Bonduelle S.C.A.	108,700	4,071,449
Elis SA	603,100	13,807,058
Ipsos	161,067	6,038,413
		23,916,920
GERMANY- 4.6%
Freenet AG	459,400	14,640,809
QSC AG	1,251,100	2,484,403
Sixt SE	224,525	13,560,179
		30,685,391
HONG KONG - 4.7%
AMVIG Holdings Limited	7,728,000	2,376,019
Samson Holding Limited	49,999,800	4,099,394
Texwinca Holdings Limited	10,914,200	6,627,378
VST Holdings Limited	8,003,360	2,419,668
VTech Holdings Limited	1,005,400	15,932,357
		31,454,816
INDIA - 4.6%
KRBL Limited	646,753	3,782,210
LIC Housing Finance Limited	1,090,800	12,555,486
NIIT Technologies Limited	536,475	4,788,955
South Indian Bank Limited	22,518,201	9,684,873
		30,811,524
IRELAND - 4.3%
Glanbia plc	573,000	11,198,661
IFG Group plc	1,286,085	2,678,634
UDG Healthcare plc	1,310,785	14,752,268
		28,629,563
ITALY - 2.0%
De'Longhi SpA	436,289	13,662,786

JAPAN - 11.5%
Chugoku Marine Paints Limited	755,000	5,803,817
Daicel Corporation	871,700	10,834,689
IBJ Leasing Company, Limited	588,700	14,131,524
Nihon House Holdings Co., Limited	1,581,900	7,445,394
Prima Meat Packers Limited	3,358,000	19,718,671
Unipres Corporation	601,300	13,353,306
VT Holdings Co., Limited	1,159,000	5,712,763
		77,000,164
NETHERLANDS - 2.3%
Arcadis NV	867,983	15,676,021

NORWAY - 4.5%
ABG Sundal Collier Holding ASA	4,580,388	2,935,533
Borregaard ASA	645,100	7,930,027
Fjourd1 A.S.	1,448,539	5,549,395
SpareBank Nord-Norge	525,196	3,557,113
Sparebank 1 Oestlandet	356,585	3,351,383
SpareBank 1 SMN	398,865	3,415,531
SpareBank 1 SR-Bank ASA	384,826	3,283,831
		30,022,813
PHILIPPINES - 0.5%
Manila Water Company, Inc.	5,344,270	3,288,537

PORTUGAL - 1.1%
Redes Energéticas Nacionais, SGPS, S.A.	2,313,900	7,238,266

SWEDEN - 3.1%
Duni AB	210,701	3,076,519
Loomis AB, Class B	392,756	14,051,927
Nolato AB, Class B	93,100	3,490,836
		20,619,282
TAIWAN - 7.1%
Chong Hong Construction Co., Limited	2,450,755	5,534,743
Holtek Semiconductor, Inc.	3,928,500	7,361,095
Huaku Development Co., Limited	2,410,100	5,561,769
Taiwan Union Technology Corporation	7,625,000	13,986,686
WT Microelectronics Co., Limited	3,992,240	5,912,242
Yageo Corporation	2,680,800	9,341,381
		47,697,916
THAILAND -5.4%
Hana Microelectronics PCL	6,330,180	9,363,896
Ratchaburi Electricity Generating Holding PCL	5,606,300	8,581,914
Thai Union Group PCL	14,654,496	9,102,439
Thanachart Capital PCL	6,805,400	9,215,437
		36,263,686
UNITED KINGDOM - 18.8%
BBA Aviation plc	3,639,296	14,538,871
Carillion plc	5,197,767	12,618,366
Clarkson plc	98,009	3,217,427
Conviviality plc	1,931,100	7,729,741
Crest Nicholson Holdings plc	1,854,900	12,619,630
Galliford Try plc	868,728	13,107,669
Go-Ahead Group plc	449,100	10,266,403
Halfords Group plc	2,789,069	12,396,378
Keller Group plc	644,600	7,355,196
Lancashire Holdings Limited	1,428,930	12,934,258
The Restaurant Group plc	835,700	3,556,896
Vitec Group plc	251,797	3,341,071
Wetherspoon (J.D.) plc	965,600	12,241,481
		125,923,387

TOTAL COMMON STOCK		621,636,017
(Cost $ 513,794,244)

Preferred Stock - 2.6%
GERMANY - 2.6%
Dräegerwerk AG	164,262	17,267,314
(Cost $ 13,677,217)

Short Term Investments - 4.3%	Par Value	Value
Money Market - 4.3%
State Street Bank Institutional U.S. Government Money Market Fund	$28,890,038	28,890,038
(Cost $ 28,890,038)
TOTAL INVESTMENTS - 99.7%		667,793,369
(Cost $ 556,361,499)
OTHER ASSETS & LIABILITIES (NET) - 0.3%		1,770,009
NET ASSETS - 100%		$669,563,378

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.01% of net assets as of June 30, 2017.
(a) Non-income producing security
(b)	At June 30, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 557,099,760 was as follows :

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost		$129,058,341
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value		(18,364,733)

Net unrealized appreciation/(depreciation)		$110,693,608

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials		25.0%
Consumer Discretionary		17.2%
Financials		12.0%
Information Technology		10.8%
Consumer Staples		9.4%
Health Care		4.8%
Utilities		4.4%
Materials		4.0%
Real Estate		2.7%
Telecommunication Services		2.6%
Energy		2.5%
Cash and Other Assets (Net)		4.6%
		100.0%

Pear Tree Polaris Foreign Value Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2017:

		Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value Small Cap		In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2017
		Level 1	Level 2	Level 3	Total
Common Stock *		$582,685,888	$38,875,606	$74,523	$621,636,017
Preferred Stock		17,267,314	-	-	17,267,314
Short Term Investments		28,890,038	-	-	28,890,038
Total		$628,843,240	$38,875,606	$74,523	$667,793,369

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Foreign Value Small Cap
		Common Stock

Balances as of 03/31/2017		$73,437

Realized gain (loss)		$0

Change in unrealized appreciation
(depreciation)		$1,086

Purchases		$-

Sales		$-

Transfer into Level 3		$-

Transfer out of Level 3		$-

Balances as of 06/30/2017		$74,523

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Foreign Value Small Cap Fund had no transfers at period end.
	*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2
		investments in the following industries :

Foreign Value Small Cap

Banks		$9,215,437
Diversified Financial Services		2,611,920
Electric Utilities		8,581,914
Electronic Equipment, Instruments & Components		9,363,896
Food Products		9,102,439

		$38,875,606

	*	Common stock labeled as Level 3 balance consists of the market value of the associated Level 3
		investments in the following industries :

Foreign Value Small Cap

Leisure Products		$74,523

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2017 :

		Fair Value	Valuation	Unobservable
Common Stock		June 30, 2017	Methodologies	Input (1)	Range

Foreign Value Small Cap		$74,523	Market	Comparability	100%
			Comparable	Adjustment

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry
	and market developments, and company specific developments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from a
	decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant's disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant's Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant's management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Pear Tree Funds

By: /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: August 25, 2017

By: /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: August 25, 2017